SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of other expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Information To Statements Of Comprehensive Income Abstract
Impairment of property and equipment		$ 0	$ 0	$ 118
Expenses related to acquisitions		0	0	590
Restructuring expenses	[1]	1,235	0	0
Other expenses		963	416	(160)
Total other expenses		$ 2,198	$ 416	$ 548

[1]	Including expenses related to employee benefits and other direct expenditures arising from the restructuring.